Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Abstract]
Accounts receivable from third party customers	$ 3,549,190	$ 439,893
Less: Allowance for credit losses	(410,587)	(18,834)
Accounts receivable, net	3,138,603	421,059
Change in Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	(18,834)	(17,045)
Assumed at business combination	(405,253)	0
Additions during the year	(13,375)	(200)
Utilized provisions during the year	8,201	0
Exchange differences	18,674	(1,589)
Balance at end of year	$ (410,587)	$ (18,834)